Convertible Notes - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	$ 88,451
Convertible note interest	71,399
Total	159,850
Convertible Note – 2022-2 (new) [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount
Convertible note interest	19,586
Total	19,586
Convertible Note – 2023-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	38,991
Convertible note interest	16,521
Total	55,512
Convertible Note – 2024-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	24,484
Convertible note interest	16,243
Total	40,727
Convertible Note – 2024-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	24,976
Convertible note interest	19,049
Total	$ 44,025